Note 4 - Investment Securities (Details) - Other Than Temporary Impairment, Credit Losses Recognized in Earnings (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Other Than Temporary Impairment, Credit Losses Recognized in Earnings [Abstract]
Balance at beginning of period	$ 364	$ 364	$ 364	$ 364
Balance at end of period	$ 364	$ 364	$ 364	$ 364